OTHER FINANCIAL INFORMATION - Depreciation and Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total depreciation and amortization expense	$ 2,285	$ 1,191
Research and development
Property, Plant and Equipment [Line Items]
Total depreciation and amortization expense	1,881	992
General and administrative
Property, Plant and Equipment [Line Items]
Total depreciation and amortization expense	$ 404	$ 199